Note 12 - Employee Benefit Programs (Details Textual)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Defined Contribution Plan, Eligibility Requirements, Minimum Age of Employees		21				21
Defined Contribution Plan, Eligibility Requirements, Minimum Length of Employment						30 days
Defined Contribution Plan, Employer Discretionary Contribution Amount						$ 0
Stock Issued During Period, Value, Employee Stock Purchase Plan		$ 28,952		$ 358			$ 49,757
2010 Employee Stock Purchase Plan [Member]
Percentage Of Discount Allowed For Shares Issued Under Employee Stock Purchase Plan				15.00%		15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	334	25,000		334		25,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans | shares	0			30		398	38
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 0			$ 358		$ 28,952	$ 49,757
Defined Contribution Plan, Cost	$ 0		$ 902	$ 53	$ 4,017	$ 4,523	$ 7,541